INTERCAPITAL INSURED MUNICIPAL INCOME TRUST    Two World Trade Center, New York,
LETTER TO THE SHAREHOLDERS April 30, 1998      New York 10048


DEAR SHAREHOLDER:

We are pleased to present the semiannual report on the operations of InterCapital Insured Municipal Income Trust (IIM) for the period ended April 30, 1998.

Since last fall domestic economic growth has been tempered by the deflationary impact of the Asian financial crisis. U.S. employment conditions strengthened and the unemployment rate declined to its lowest level since 1970. Inflation remained subdued despite the robust economy. In part this was the result of productivity gains and the lower costs of oil and other imports. Foreign currency turmoil strengthened the value of the U.S. dollar and created demand for U.S. Treasury securities. Municipal bonds followed the trend of Treasuries and yields declined to levels last seen 20 years ago. The bond market rally was also aided by prospects of the first federal budget surplus in more than two decades.

Municipal Market Conditions

Long-term insured index yields ended April 1998 at 5.35 percent after reaching a low of 5.15 percent in December and January. Over the past 12 months the insured index yield has declined from 5.75 percent.

    [THE NARRATIVE AND/OR TABULAR INFORMATION BELOW IS A FAIR AND ACCURATE
           DESCRIPTION OF GRAPHIC OR IMAGE MATERIAL OMITTED FOR THE
                           PURPOSE OF EDGAR FILING.]




                   MMD 30 YEAR AAA INSURED AND TREASURY YIELD

DATE                AAA INS                  TSY                 % RELATIONSHIP
----                -------                  ---                 --------------
12/31/93             5.40%                   6.34%                   85.17%
01/31/94             5.40                    6.24                    86.54%
02/28/94             5.80                    6.66                    87.09%
03/31/94             6.40                    7.09                    90.27%
04/29/94             6.35                    7.32                    86.75%
05/31/94             6.25                    7.43                    84.12%
06/30/94             6.50                    7.61                    85.41%
07/29/94             6.25                    7.39                    84.57%
08/31/94             6.30                    7.45                    84.56%
09/30/94             6.55                    7.81                    83.87%
10/31/94             6.75                    7.96                    84.80%
11/30/94             7.00                    8.00                    87.50%
12/30/94             6.75                    7.88                    85.66%
01/31/95             6.40                    7.70                    83.12%
02/28/95             6.15                    7.44                    82.66%
03/31/95             6.15                    7.43                    82.77%
04/28/95             6.20                    7.34                    84.47%
05/31/95             5.80                    6.66                    87.09%
06/30/95             6.10                    6.62                    92.15%
07/31/95             6.10                    6.86                    88.92%
08/31/95             6.00                    6.66                    90.09%
09/29/95             5.95                    6.48                    91.82%
10/31/95             5.75                    6.33                    90.84%
11/30/95             5.50                    6.14                    89.58%
12/29/95             5.35                    5.94                    90.07%
01/31/96             5.40                    6.03                    89.55%
02/29/96             5.60                    6.46                    86.69%
03/29/96             5.85                    6.66                    87.84%
04/30/96             5.95                    6.89                    86.36%
05/31/96             6.05                    6.99                    86.55%
06/28/96             5.90                    6.89                    85.63%
07/31/96             5.85                    6.97                    83.93%
08/30/96             5.90                    7.11                    82.98%
09/30/96             5.70                    6.93                    82.25%
10/31/96             5.65                    6.64                    85.09%
11/29/96             5.50                    6.35                    86.61%
12/31/96             5.60                    6.63                    84.46%
01/31/97             5.70                    6.79                    83.95%
02/28/97             5.65                    6.80                    83.09%
03/31/97             5.90                    7.10                    83.10%
04/30/97             5.75                    6.94                    82.85%
05/30/97             5.65                    6.91                    81.77%
06/30/97             5.60                    6.78                    82.60%
07/30/97             5.30                    6.30                    84.13%
08/31/97             5.50                    6.61                    83.21%
09/30/97             5.40                    6.40                    84.38%
10/31/97             5.35                    6.15                    86.99%
11/30/97             5.30                    6.05                    87.60%
12/31/97             5.15                    5.92                    86.99%
01/31/98             5.15                    5.80                    88.79%
02/28/98             5.20                    5.92                    87.84%
03/31/98             5.25                    5.93                    88.53%
04/30/98             5.35                    5.95                    89.92%

INTERCAPITAL INSURED MUNICIPAL INCOME TRUST
LETTER TO THE SHAREHOLDERS April 30, 1998, continued


    [THE NARRATIVE AND/OR TABULAR INFORMATION BELOW IS A FAIR AND ACCURATE
           DESCRIPTION OF GRAPHIC OR IMAGE MATERIAL OMITTED FOR THE
                           PURPOSE OF EDGAR FILING.]


LARGEST SECTORS as of April 30, 1998
(% of Net Assets)

Electric                 18%
IDR/PCR*                 12%
Water & Sewer            11%
Hospital                 10%
Mortgage                  9%
General Obligation        8%
Refunded                  8%
All Other                24%

*Industrial Development/Pollution Control Revenue.
Portfolio Structure is subject to change.


CREDIT ENHANCEMENTS as of April 30, 1998
(% of Total Long-Term Portfolio)

MBIA                     40%
AMBAC                    24%
FGIC A                   22%
FSA                      14%

Portfolio Structure is subject to change.


-------------------------------------------------------------------------------
CALL STRUCTURE as of April 30, 1998                  Weighted Average
(% of Total Long-Term Portfolio)                     Call Protection: 6 Years

  Year          Percent
Callable        Callable

  1998             0%
  1999             0%
  2000             2%
  2001             0%
  2002            15%
  2003            69%
  2004             1%
  2005             3%
  2006             1%
  2007             1%
  2008             1%
  2009+            7%

Portfolio structure is subject to change.
-------------------------------------------------------------------------------

The yield on one-year notes was 3.75 percent at the end of April 1998. Thus, the yield pickup for extending maturities from 1 to 30 years was 160 basis points.

The overall decline in interest rates led to an increase in new-issue municipal volume. In contrast, the U.S. Treasury's borrowing needs declined with the reduction in the deficit. Under these conditions, the municipal rally lagged the rally in Treasuries. The ratio of municipal yields to Treasury yields improved from 87 percent in October to almost 90 percent in April. A year ago the ratio was a relatively rich 83 percent. A rising ratio means that municipals have underperformed Treasuries but have become relatively more attractive.

Total municipal volume increased 20 percent in 1997. New-issue supply totaled $220 billion last year, with half the underwritings enhanced with bond insurance. Refundings represented one-quarter of total new issues. For the year-to-date, municipal underwriting is up 60 percent with refunding issues comprising nearly one-third of the total.

Performance

During the six-month period ended April 30, 1998, the Trust's net asset value
(NAV) improved from $14.69 to $14.87. Based on this NAV change plus reinvestment of tax-free dividends totaling $0.39 per share, the Trust's total NAV return was 4.11 percent. IIM's price on the New York Stock Exchange moved from $13.25 to $13.375 per share. Based on this change in market price plus reinvestment of dividends, the Trust's total market return was 3.82 percent. On April 30, 1998 IIM was trading at a 10 percent discount to NAV. This means that the market price of the common stock was lower than the NAV.

Monthly dividends payable in the second quarter of 1998 were declared in March and remained unchanged at $0.065 per share. The level of undistributed net investment income increased from $0.122 to $0.134 per share over the past six months.

The Trust's procedure for reinvestment of all dividends and distributions on common shares is through purchases in the open market. This method helps to support the market value of the Trust's shares. In addition, we would like to remind you that the Trustees have approved a procedure whereby the Trust may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase. During the six-month period ended April 30, 1998, IIM purchased and retired 638,700 shares of common stock at a weighted average market discount of 8.72 percent. The Trust may also utilize procedures to reduce or eliminate the amount of outstanding Auction Rate Preferred Shares (ARPS), including their purchase in the open market or in privately negotiated transactions.

INTERCAPITAL INSURED MUNICIPAL INCOME TRUST
LETTER TO THE SHAREHOLDERS April 30, 1998, continued

Portfolio Structure

The Trust remained fully invested in long-term municipal bonds during the period. Investments were diversified among 13 long-term sectors and 70 individual credits. The Trust's weighted average maturity and call protection were 21 and 6 years, respectively. To assure timely payment of principal and interest, each position in the portfolio was backed by triple "A" rated bond insurance.

The Impact of Leveraging

As discussed in previous reports, the total income available for distribution to common shareholders includes incremental income provided by the Trust's outstanding ARPS. ARPS dividends reflect prevailing short-term interest rates on maturities normally ranging from one week to one year. Incremental income to common shareholders depends on two factors. The first is the amount of ARPS outstanding, the second the spread between the portfolio's cost yield and ARPS expenses (ARPS auction rate and expenses). The greater the spread and the amount of ARPS outstanding, the greater the amount of incremental income available for distribution to common shareholders. The level of net investment income available for distribution to common shareholders varies with the level of short-term interest rates.

During the six-month period, ARPS leverage contributed approximately $0.04 per share to common share earnings. Weekly ARPS yields ranged between 2.99 and 5.125 percent. IIM's five ARPS series totaled $155 million and represented 26 percent of net assets.

Looking Ahead

The economic fundamentals are in place for another year of solid, albeit less spectacular, domestic growth in 1998. Events in Asia have strengthened the U.S. dollar and contributed to lower interest rates. The Asian financial crisis seems likely to moderate U.S. economic growth and inflationary pressures. While this outlook is favorable for municipal bonds it is possible that the Federal Reserve Board may begin to tighten monetary policy if capacity and labor constraints cause cost pressures to mount.

We appreciate your ongoing support of InterCapital Insured Municipal Income Trust and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ Charles A. Fiumefreddo
CHARLES A. FIUMEFREDDO
Chairman of the Board

INTERCAPITAL INSURED MUNICIPAL INCOME TRUST
PORTFOLIO OF INVESTMENTS April 30, 1998 (unaudited)

 PRINCIPAL
 AMOUNT IN                                                                    COUPON    MATURITY
 THOUSANDS                                                                     RATE       DATE         VALUE
----------------------------------------------------------------------------------------------------------------
            TAX-EXEMPT MUNICIPAL BONDS (96.5%)
            General Obligation (7.6%)
            District of Columbia,
    $5,000   Refg Ser 1993 B (AMBAC) ........................................  5.50 %   06/01/09     $5,227,900
     6,000   Refg Ser 1993 B (FSA) ..........................................  5.50     06/01/10      6,258,300
    10,000  Cook County, Illinois, Ser B (FGIC) .............................  5.50     11/15/22     10,081,600
     5,000  River Rouge School District, Michigan, 1993 Bldg & Site Unltd
             Tax (FSA)  .....................................................  5.625    05/01/22      5,109,300
     3,000  Vicksburg Community Schools, Michigan, 1993 Refg (MBIA) .........  5.625    05/01/20      3,049,410
     6,000  Clark County Sanitation District, Nevada, Refg 1993 (FGIC)  .....  5.70     07/01/12      6,288,300
     8,000  Washoe County, Nevada, Reno -Sparks Convention Ltd Tax Ser 1993
             A (FGIC) .......................................................  5.75     07/01/22      8,245,440
-----------                                                                                       --------------
    43,000                                                                                           44,260,250
-----------                                                                                       --------------
            Educational Facilities Revenue (5.2%)
     4,000  Alabama State University, General Tuition & Fee Ser 1993 (MBIA)    5.70     05/01/15      4,149,360
     3,000  District of Columbia, American Association for the Advancement
             of Science Ser 1997 (AMBAC) ....................................  5.125    01/01/27      2,892,870
     4,000  Illinois Educational Facilities Authority, DePaul University
             Refg Ser 1997 (AMBAC) ..........................................  5.50     10/01/19      4,050,600
     4,000  Indiana University, Student Fee Ser J (FGIC) ....................  5.00     08/01/18      3,837,360
    10,000  Wayne State University, Michigan, Ser 1993 (AMBAC) ..............  5.50     11/15/18     10,114,600
            Rhode Island Health & Educational Building Corporation,
     2,500   Providence College Ser 1993 (MBIA) .............................  5.60     11/01/15      2,548,100
     2,500   Providence College Ser 1993 (MBIA) .............................  5.60     11/01/22      2,541,300
-----------                                                                                       --------------
    30,000                                                                                           30,134,190
-----------                                                                                       --------------
            Electric Revenue (18.1%)
    16,000  Redding, California, Ser 1993 A COPs (FGIC) .....................  5.684    06/01/19     16,395,680
            Massachusetts Municipal Wholesale Electric Company,
     6,000   1993 Ser A (AMBAC) .............................................  5.00     07/01/10      5,999,580
    10,000   1993 Ser A (AMBAC) .............................................  5.45     07/01/18     10,035,000
    20,000  North Carolina Municipal Power Agency #1, Catawba Ser 1993
             (MBIA)  ........................................................  5.60     01/01/20     20,264,200
     4,000  Piedmont Municipal Power Agency, South Carolina, Refg Ser 1993
             (MBIA)**  ......................................................  5.375    01/01/25      4,076,800
    15,000  South Carolina Public Service Authority, 1993 Refg Ser A (MBIA)    5.50     07/01/21     15,123,600
     6,000  Lower Colorado River Authority, Texas, Jr Lien Refg 4th Ser
             (FSA)  .........................................................  5.625    01/01/17      6,117,420
     8,000  Texas Municipal Power Agency, Refg Ser 1993 (MBIA) ..............  5.25     09/01/12      8,062,320
    10,000  Washington Public Power Supply System, Nuclear Proj #1 Refg Ser
             1993 A (MBIA) ..................................................  5.70     07/01/17     10,216,100
    10,000  Wisconsin Public Power Incorporated, Refg Ser 1993 A (AMBAC)  ...  5.25     07/01/21      9,763,500
-----------                                                                                       --------------
   105,000                                                                                          106,054,200
-----------                                                                                       --------------
            Hospital Revenue (10.4%)
     2,100  District of Columbia, Children's Hospital Refg Ser 1992 A (FGIC)   6.25     07/15/10      2,254,749
     8,000  Fulton-DeKalb Hospital Authority, Georgia, Grady Memorial
             Hospital Refg Ser 1993 (MBIA) ..................................  5.50     01/01/20      8,055,840
     4,000  Indiana Health Facilities Financing Authority, Deaconess
             Hospital Inc Refg Ser 1993 (MBIA) ..............................  5.75     03/01/15      4,117,960

                      SEE NOTES TO FINANCIAL STATEMENTS

                                       5


INTERCAPITAL INSURED MUNICIPAL INCOME TRUST
PORTFOLIO OF INVESTMENTS April 30, 1998 (unaudited) continued

 PRINCIPAL
 AMOUNT IN                                                                    COUPON    MATURITY
 THOUSANDS                                                                     RATE       DATE         VALUE
----------------------------------------------------------------------------------------------------------------
   $5,000   Kentucky Economic Development Finance Authority, St Elizabeth
             Medical Center Inc Ser 1993 A (FGIC) ...........................  6.00 %   12/01/22    $5,334,400
   12,000   Louisiana Public Facilities Authority, Our Lady of the Lake
             Regional Medical Center Ser 1993 D & E (FSA) ...................  5.90     12/03/21    12,429,120
    3,935   Maine Health & Higher Educational Facilities Authority, Ser 1993
             A (FSA)  .......................................................  5.50     07/01/23     3,955,501
    5,000   Massachusetts Health & Educational Facilities Authority, Lahey
             Clinic Medical Center Ser B (MBIA) .............................  5.625    07/01/15     5,104,450
    5,000   Missouri Health & Educational Facilities Authority, SSM Health
             Care
             Ser 1998 A (MBIA)(WI) ..........................................  5.00     06/01/22     4,744,900
    5,000   Washington County Hospital Authority, Pennsylvania, Washington
             Hospital Ser 1993 (AMBAC) ......................................  5.625    07/01/23     5,065,750
    4,000   Chattanooga-Hamilton County Hospital Authority, Tennessee,
             Erlanger Medical Center Refg Ser 1993 (FSA) ....................  5.50     10/01/13     4,097,640
    5,500   Wisconsin Health & Educational Facilities Authority, Sisters of
             the Sorrowful Mother Health Care Ser AA (MBIA) .................  6.25     06/01/20     5,883,075
-----------                                                                                       --------------
   59,535                                                                                           61,043,385
-----------                                                                                       --------------
            Industrial Development/Pollution Control Revenue (11.9%)
    7,500   Adams County, Colorado, Public Service Co of Colorado Refg 1993
             Ser A (MBIA) ...................................................  5.875    04/01/14     7,945,800
    4,000   St Johns County Industrial Development Authority, Florida,
             Professional Golf Hall of Fame Ser 1996 (MBIA) .................  5.875    09/01/23     4,188,320
   15,000   Indiana Development Finance Authority, PSI Energy Inc Ser 1993 B
             (AMT)(MBIA) ....................................................  5.75     02/15/28    15,268,200
    4,900   Monroe County, Michigan, Detroit Edison Co Ser CC (AMT)(MBIA)  ..  6.55     06/01/24     5,308,758
    5,400   Forsyth, Montana, Puget Sound Power & Light Co Ser 1993 (MBIA)  .  5.875    04/01/20     5,609,304
    5,000   Washoe County, Nevada, Sierra Pacific Power Co Ser 1990
             (AMT)(MBIA)  ...................................................  6.65     06/01/17     5,433,150
            New York State Energy Research & Development Authority,
    6,000    Brooklyn Union Gas Co Ser D-1 & 2 (AMT)(MBIA) ..................  5.635    07/08/26     6,039,840
    4,000    New York State Electric & Gas Corp 1987 Ser A (AMT)(MBIA)  .....  6.15     07/01/26     4,253,000
   15,000   Brazos River Authority, Texas, Texas Utilities Electric Co Ser
             1993 A (AMT)(AMBAC) ............................................  6.05     04/01/25    15,759,000
-----------                                                                                       --------------
   66,800                                                                                           69,805,372
-----------                                                                                       --------------
            Mortgage Revenue -Multi-Family (1.5%)
    8,675   West Virginia Housing Development Fund, Ser A (AMBAC) ...........  5.65     11/01/21     8,839,478
-----------                                                                                       --------------
            Mortgage Revenue -Single Family (7.7%)
    3,000   Alaska Housing Finance Corporation, Governmental 1995 Ser A
             (MBIA)  ........................................................  5.875    12/01/24     3,114,480
   16,360   Connecticut Housing Finance Authority, 1992 Ser A-2 (AMT)
             (Secondary FSA) ................................................  6.05     11/15/25    16,866,342
    1,195   Maine Housing Authority, Mortgage Purchase 1990 Ser A-6
             (AMT)(Secondary MBIA) ..........................................  6.35     11/15/22     1,248,644
   13,000   New Jersey Housing & Mortgage Finance Agency, Home Buyer
             1990 Ser F-3 (AMT)(MBIA) .......................................  5.95     04/01/25    13,256,620
   10,000   Virginia Housing Development Authority, 1992 Ser B (AMT)
             (Secondary FSA) ................................................  6.30     01/01/27    10,399,000
-----------                                                                                       --------------
   43,555                                                                                           44,885,086
-----------                                                                                       --------------

                      SEE NOTES TO FINANCIAL STATEMENTS


                                       6




INTERCAPITAL INSURED MUNICIPAL INCOME TRUST
PORTFOLIO OF INVESTMENTS April 30, 1998 (unaudited) continued

 PRINCIPAL
 AMOUNT IN                                                                    COUPON    MATURITY
 THOUSANDS                                                                     RATE       DATE         VALUE
----------------------------------------------------------------------------------------------------------------
            Public Facilities Revenue (4.3%)
   $10,000  California Public Works Board, Corrections Refg 1993 Ser A
             (AMBAC) ........................................................  5.00 %   12/01/19    $9,754,600
     5,000  Florida Department of Management Services, Pool Refg Ser 1992
             (AMBAC) ........................................................  5.40     09/01/14     5,060,550
    10,000  Marion County Convention & Recreational Facilities Authority,
             Indiana, Excise Tax Refg Ser 1993 A (AMBAC) ....................  5.50     06/01/21    10,065,500
-----------                                                                                       --------------
    25,000                                                                                          24,880,650
-----------                                                                                       --------------
            Student Loan Revenue (3.2%)
    18,000  Pennsylvania Higher Education Assistance Agency, 1988 Ser D
             (AMT)(AMBAC) ...................................................  6.05     01/01/19    18,893,520
-----------                                                                                       --------------
            Transportation Facilities Revenue (5.1%)
     5,000  Tucson, Arizona, Street & Highway Jr Lien Refg Ser 1993 (MBIA) ..  5.50     07/01/12     5,139,600
     5,000  Chicago, Illinois, Chicago-O'Hare Int'l Airport Second Lien Refg
             1993 Ser A (AMT)(MBIA) .........................................  5.60     01/01/18     5,057,750
     3,000  Kentucky Turnpike Authority, Econ Dev Road Revitalization Refg
             Ser 1993 (AMBAC) ...............................................  5.50     07/01/11     3,094,680
    10,000  Pennsylvania Turnpike Commission, Refg Ser O 1992 (FGIC) ........  5.50     12/01/17    10,115,000
     4,000  Salt Lake City, Utah, Airport Refg Ser 1993 B (FGIC) ............  5.875    12/01/18     4,139,400
     2,000  Richmond Metropolitan Authority, Virginia, Expressway 1992 Ser B
             (FGIC)  ........................................................  6.25     07/15/22     2,153,840
-----------                                                                                       --------------
    29,000                                                                                          29,700,270
-----------                                                                                       --------------
            Water & Sewer Revenue (10.9%)
    15,000  Central Lake County Joint Action Water Agency, Illinois, Refg
             Ser 1993 (FGIC) ................................................  5.375    05/01/20    14,952,000
    10,000  Louisville & Jefferson County Metropolitan Sewer District,
             Kentucky,
             Ser 1993 (MBIA) ................................................  5.30     05/15/19     9,937,000
     3,000  Detroit, Michigan, Sewage Refg Ser 1993 A (FGIC) ................  5.70     07/01/13     3,128,670
    15,000  Houston, Texas, Water & Sewer 1992 Ser C (MBIA) .................  5.75     12/01/15    15,530,400
            Seattle, Washington,
    10,000   Sewer, Refg Ser Y (FGIC) .......................................  5.70     01/01/15    10,321,100
     5,000   Sewer, Refg Ser X (FGIC) .......................................  5.50     01/01/16     5,049,600
     5,000  West Virginia Water Development Authority, Loan Program II
             Refg Ser A-11 (FSA) ............................................  5.50     11/01/23     5,048,900
-----------                                                                                       --------------
    63,000                                                                                          63,967,670
-----------                                                                                       --------------
            Other Revenue (2.7%)
     5,000  Indianapolis, Indiana, Gas Utility Ser 1994 A (AMBAC) ...........  5.875    06/01/24     5,220,250
    10,000  Rhode Island Depositors Economic Protection Corporation, Refg
             1992 Ser B (MBIA) ..............................................  6.00     08/01/17    10,805,800
-----------                                                                                       --------------
    15,000                                                                                          16,026,050
-----------                                                                                       --------------
            Refunded (7.9%)
    13,000  Regional Transportation Authority, Illinois, Ser 1993 B (FGIC)  .  5.85     06/01/03+   14,068,990
     5,000  Cedar Rapids, Iowa, St Lukes-Methodist Hospital Refg Ser 1993
             (FGIC)  ........................................................  5.75     08/15/03+    5,387,250
     6,065  Maine Health & Higher Educational Facilities Authority, Ser 1993
             A (FSA)(ETM)  ..................................................  5.50     07/01/23     6,203,949
     5,000  Allegheny County Hospital Development Authority, Pennsylvania,
             Pittsburgh Mercy Health Ser 1996 (AMBAC)(ETM) ..................  5.625    08/15/18     5,276,950

                      SEE NOTES TO FINANCIAL STATEMENTS

                                       7

INTERCAPITAL INSURED MUNICIPAL INCOME TRUST
PORTFOLIO OF INVESTMENTS April 30, 1998 (unaudited) continued

 PRINCIPAL
 AMOUNT IN                                                                    COUPON    MATURITY
 THOUSANDS                                                                     RATE       DATE         VALUE
----------------------------------------------------------------------------------------------------------------
    $4,360  Piedmont Municipal Power Agency, South Carolina, Refg Ser 1993
             (MBIA)(ETM)** ..................................................  5.375%   01/01/25     $4,511,379
     5,000  Shelby County Health, Educational & Housing Facility Board,
             Tennessee, LeBonheur Children's Medical Center Inc Ser D
             (MBIA)(ETM) ....................................................  5.50     08/15/19      5,257,550
     5,000  Loudoun County Sanitation Authority, Virginia, Refg Ser 1992
             (FGIC)  ........................................................  6.25     01/01/03+     5,392,800
-----------                                                                                       --------------
    43,425                                                                                           46,098,868
-----------                                                                                       --------------
   549,990  TOTAL TAX-EXEMPT MUNICIPAL BONDS (Identified Cost $539,713,826)  .....................  564,588,989
-----------                                                                                       --------------
            SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS (2.6%)
     5,500  Chattanooga-Hamilton County Hospital Authority, Tennessee,
             Erlanger Medical Center Ser 1987 (Demand 05/01/98) .............  4.25 *   10/01/17      5,500,000
     9,800  Metropolitan Nashville Airport Authority, Tennessee, American
             Airlines Inc Refg Ser 1995 A (Demand 05/01/98) .................  4.25 *   10/01/12      9,800,000
-----------                                                                                       --------------
    15,300  TOTAL SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS
-----------
            (Identified Cost $15,300,000) ........................................................   15,300,000
                                                                                                  --------------
  $565,290  TOTAL INVESTMENTS (Identified Cost $555,013,826)(a) ......................99.1%         579,888,989
===========
            CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES ...........................0.9             5,468,152
                                                                                                  --------------
            NET ASSETS ...............................................................100.0%       $585,357,141
                                                                                      =========== ==============


-----------
AMT          Alternative Minimum Tax.
COPs         Certificates of Participation.
ETM          Escrowed to maturity.
WI           Security purchased on a "when-issued" basis.
+            Prerefunded to call date shown.
*            Current coupon of variable rate demand obligation.
**           Some or all of these securities are segregated in connection with the purchase of "when-issued" securities.
(a)          The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $24,908,013 and the aggregate gross unrealized depreciation is $32,850, resulting in net unrealized appreciation of $24,875,163.

Bond Insurance:
AMBAC        AMBAC Indemnity Corporation.
FGIC         Financial Guaranty Insurance Company.
FSA          Financial Security Assurance Inc.
MBIA         Municipal Bond Investors Assurance Corporation.

                      SEE NOTES TO FINANCIAL STATEMENTS

INTERCAPITAL INSURED MUNICIPAL INCOME TRUST
PORTFOLIO OF INVESTMENTS April 30, 1998 (unaudited) continued

-----------------------------------------------------------------------------
                      GEOGRAPHIC SUMMARY OF INVESTMENTS
Based on Market Value as a Percent of Net Assets
April 30, 1998

Alabama                  0.7%
Alaska                   0.5
Arizona                  0.9
California               4.5
Colorado                 1.4
Connecticut              2.9
District of Columbia     2.8
Florida                  1.6
Georgia                  1.4
Illinois                 8.2
Indiana                  6.6
Iowa                     0.9
Kentucky                 3.1%
Louisiana                2.1
Maine                    1.9
Massachusetts            3.6
Michigan                 4.6
Missouri                 0.8
Montana                  1.0
Nevada                   3.4
New Jersey               2.3
New York                 1.8
North Carolina           3.5
Pennsylvania             5.8
Rhode Island             2.7%
South Carolina           4.0
Tennessee                4.2
Texas                    7.8
Utah                     0.7
Virginia                 3.1
Washington               5.2
West Virginia            2.4
Wisconsin                2.7
                       ------
Total                   99.1%
                       ======

-----------------------------------------------------------------------------

                      SEE NOTES TO FINANCIAL STATEMENTS

INTERCAPITAL INSURED MUNICIPAL INCOME TRUST
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
April 30, 1998 (unaudited)

 ASSETS:
Investments in securities, at value
 (identified cost $555,013,826)........................................    $579,888,989
Cash...................................................................         721,520
Interest receivable....................................................      10,063,822
Prepaid expenses ......................................................         131,769
                                                                          --------------
  TOTAL ASSETS ........................................................     590,806,100
                                                                          --------------
LIABILITIES:
Payable for:
  Investments purchased................................................       4,777,750
  Dividends to preferred shareholders..................................         300,307
  Investment management fee............................................         193,335
  Common shares of beneficial interest repurchased.....................          93,210
Accrued expenses ......................................................          84,357
                                                                          --------------
  TOTAL LIABILITIES ...................................................       5,448,959
                                                                          --------------
  NET ASSETS ..........................................................    $585,357,141
                                                                          ==============
COMPOSITION OF NET ASSETS:
Preferred shares of beneficial interest (1,000,000 shares authorized
 of non-participating $.01 par value, 3,100 shares outstanding) .......    $155,000,000
                                                                          --------------
Common shares of beneficial interest (unlimited shares authorized of
 $.01 par value, 28,944,813 shares outstanding)........................     415,374,167
Net unrealized appreciation ...........................................      24,875,163
Accumulated undistributed net investment income........................       3,878,673
Accumulated net realized loss..........................................     (13,770,862)
                                                                          --------------
  NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS ........................     430,357,141
                                                                          --------------
  TOTAL NET ASSETS ....................................................    $585,357,141
                                                                          ==============
NET ASSET VALUE PER COMMON SHARE
 ($430,357,141 divided by 28,944,813 common shares outstanding) .......    $      14.87
                                                                          ==============

                      SEE NOTES TO FINANCIAL STATEMENTS

INTERCAPITAL INSURED MUNICIPAL INCOME TRUST
FINANCIAL STATEMENTS, continued

STATEMENT OF OPERATIONS
For the six months ended April 30, 1998 (unaudited)

NET INVESTMENT INCOME:
INTEREST INCOME .......................    $16,057,131
                                          -------------
EXPENSES
Investment management fee..............      1,034,342
Auction commission fees................        251,108
Transfer agent fees and expenses ......         78,214
Professional fees .....................         45,495
Auction agent fees.....................         19,634
Shareholder reports and notices  ......         16,735
Registration fees .....................         16,529
Custodian fees.........................         13,800
Trustees' fees and expenses............          8,436
Organizational expenses ...............          2,324
Other..................................         21,470
                                          -------------
  TOTAL EXPENSES ......................      1,508,087
Less: expense offset ..................        (13,722)
                                          -------------
  NET EXPENSES ........................      1,494,365
                                          -------------
  NET INVESTMENT INCOME ...............     14,562,766
                                          -------------
NET REALIZED AND UNREALIZED GAIN:
Net realized gain......................      1,211,387
Net change in unrealized appreciation        2,895,454
                                          -------------
  NET GAIN ............................      4,106,841
                                          -------------
NET INCREASE ..........................    $18,669,607
                                          =============

                      SEE NOTES TO FINANCIAL STATEMENTS

INTERCAPITAL INSURED MUNICIPAL INCOME TRUST
FINANCIAL STATEMENTS, continued

STATEMENT OF CHANGES IN NET ASSETS

                                                     FOR THE SIX     FOR THE YEAR
                                                    MONTHS ENDED        ENDED
                                                   APRIL 30, 1998  OCTOBER 31, 1997
-------------------------------------------------  -------------- ----------------
                                                     (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income ............................  $ 14,562,766     $ 30,175,414
Net realized gain.................................     1,211,387          228,854
Net change in unrealized appreciation.............     2,895,454       21,025,515
                                                   -------------- ----------------
  NET INCREASE ...................................    18,669,607       51,429,783
                                                   -------------- ----------------
DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT
INCOME:
Preferred ........................................    (2,850,482)      (5,619,615)
Common............................................   (11,438,041)     (23,735,459)
                                                   -------------- ----------------
  TOTAL ..........................................   (14,288,523)     (29,355,074)
                                                   -------------- ----------------
Decrease from transactions in common shares of
 beneficial interest..............................    (8,752,385)     (23,362,060)
                                                   -------------- ----------------
  NET DECREASE ...................................    (4,371,301)      (1,287,351)
NET ASSETS:
Beginning of period...............................   589,728,442      591,015,793
                                                   -------------- ----------------
  END OF PERIOD
  (Including undistributed net investment income
  of $3,878,673 and $3,604,430, respectively) ....  $585,357,141     $589,728,442
                                                   ============== ================

                      SEE NOTES TO FINANCIAL STATEMENTS

INTERCAPITAL INSURED MUNICIPAL INCOME TRUST
NOTES TO FINANCIAL STATEMENTS April 30, 1998 (unaudited)

1. ORGANIZATION AND ACCOUNTING POLICIES

InterCapital Insured Municipal Income Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Trust's investment objective is to provide current income which is exempt from federal income tax. The Trust was organized as a Massachusetts business trust on March 12, 1992 and commenced operations on February 26, 1993.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS-- Portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service has informed the Trust that in valuing the portfolio securities, it uses both a computerized matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the bid side of the market each day. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. Short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS-- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. The Trust amortizes premiums and accretes discounts over the life of the respective securities. Interest income is accrued daily.

C. FEDERAL INCOME TAX STATUS-- It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS-- The Trust records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment

INTERCAPITAL INSURED MUNICIPAL INCOME TRUST
NOTES TO FINANCIAL STATEMENTS April 30, 1998 (unaudited) continued

income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

E. ORGANIZATIONAL EXPENSES-- Dean Witter InterCapital Inc. (the "Investment Manager") paid the organizational expenses of the Trust's common shares in the amount of $36,000 which have been reimbursed for the full amount thereof. Such expenses were deferred and fully amortized as of February 26, 1998.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement, the Trust pays the Investment Manager a management fee, calculated weekly and payable monthly, by applying the annual rate of 0.35% to the Trust's weekly net assets.

Under the terms of the Agreement, the Investment Manager maintains certain of the Trust's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Trust who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Trust.

3. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended April 30, 1998 aggregated $4,777,750 and $22,592,667, respectively.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager, is the Trust's transfer agent. At April 30, 1998, the Trust had transfer agent fees and expenses payable of approximately $2,500.

The Trust has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Trust who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five

INTERCAPITAL INSURED MUNICIPAL INCOME TRUST
NOTES TO FINANCIAL STATEMENTS April 30, 1998 (unaudited) continued

years of service. Aggregate pension costs for the six months ended April 30, 1998 included in Trustees' fees and expenses in the Statement of Operations amounted to $2,343. At April 30, 1998, the Trust had an accrued pension liability of $31,941 which is included in accrued expenses in the Statement of Assets and Liabilities.

4. PREFERRED SHARES OF BENEFICIAL INTEREST

The Trust is authorized to issue up to 1,000,000 non-participating preferred shares of beneficial interest having a par value of $.01 per share, in one or more series, with rights as determined by the Trustees, without approval of the common shareholders. The Trust has issued Series 1 through 5 Auction Rate Preferred Shares ("Preferred Shares") which have a liquidation value of $50,000 per share plus the redemption premium, if any, plus accumulated but unpaid dividends, whether or not declared, thereon to the date of distribution. The Trust may redeem such shares, in whole or in part, at the original purchase price of $50,000 per share plus accumulated but unpaid dividends, whether or not declared, thereon to the date of redemption.

Dividends, which are cumulative, are reset through auction procedures.

                      AMOUNT IN                RESET        RANGE OF
 SERIES    SHARES*    THOUSANDS*    RATE*       DATE    DIVIDEND RATES**
--------  --------- ------------  --------- ----------  ----------------
    1         400      $20,000       3.85%    05/04/98    2.99% - 5.125%
    2         900       45,000       3.80     09/08/98        3.80
    3       1,000       50,000       3.84     07/13/98        3.84
    4         400       20,000       4.40     05/04/98    3.30  - 5.125
    5         400       20,000       3.69     05/04/98    3.32  - 5.00

------------
*       As of April 30, 1998.
**      For the six months ended April 30, 1998.

Subsequent to April 30, 1998 and up through June 5, 1998, the Trust paid dividends to each of the Series 1 through 5 at rates ranging from 3.645% to 4.40%, respectively, in the aggregate amount of $826,374.

The Trust is subject to certain restrictions relating to the preferred shares. Failure to comply with these restrictions could preclude the Trust from declaring any distributions to common shareholders or purchasing common shares and/or could trigger the mandatory redemption of preferred shares at liquidation value.

INTERCAPITAL INSURED MUNICIPAL INCOME TRUST
NOTES TO FINANCIAL STATEMENTS April 30, 1998 (unaudited) continued

The preferred shares, which are entitled to one vote per share, generally vote with the common shares but vote separately as a class to elect two Trustees and on any matters affecting the rights of the preferred shares.

5. COMMON SHARES OF BENEFICIAL INTEREST

Transactions in common shares of beneficial interest were as follows:

                                                                                                          CAPITAL
                                                                                                          PAID IN
                                                                                                         EXCESS OF
                                                                               SHARES      PAR VALUE     PAR VALUE
                                                                           ------------- -----------  --------------
Balance, October 31, 1996 ................................................   31,465,813    $314,658    $447,173,954
Treasury shares purchased and retired (weighted average discount 11.49%)*    (1,882,300)    (18,823)    (23,343,237)
                                                                           ------------- -----------  --------------
Balance, October 31, 1997 ................................................   29,583,513     295,835     423,830,717
Treasury shares purchased and retired (weighted average discount 8.72%)*       (638,700)     (6,387)     (8,745,998)
                                                                           ------------- -----------  --------------
Balance, April 30, 1998 ..................................................   28,944,813    $289,448    $415,084,719
                                                                           ============= ===========  ==============

------------
*     The Trustees have voted to retire the shares purchased.

6. FEDERAL INCOME TAX STATUS

At October 31, 1997, the Trust had a net capital loss carryover of approximately $14,982,000, which may be used to offset future capital gains to the extent provided by regulations, which is available through October 31 of the following years:

    AMOUNT IN THOUSANDS
--------------------------
   2002     2003     2004
--------  -------- ------
 $9,949    $4,412    $621
========  ======== ======

7. DIVIDENDS TO COMMON SHAREHOLDERS

On March 24, 1998, the Trust declared the following dividends from net investment income:

    AMOUNT           RECORD             PAYABLE
   PER SHARE          DATE                DATE
-------------  ------------------ ------------------
    $0.065         May 8, 1998        May 22, 1998
    $0.065        June 5, 1998       June 19, 1998

INTERCAPITAL INSURED MUNICIPAL INCOME TRUST
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a common share of beneficial interest outstanding throughout each period:

                                                         FOR THE SIX
                                                        MONTHS ENDED          FOR THE YEAR ENDED OCTOBER 31**
                                                      APRIL 30, 1998**
   -----------------------------------------------------------------------------------------------------------------
                                                                          1997        1996        1995       1994
----------------------------------------------------  ---------------- ----------  ---------- ----------  ----------
                                                         (UNAUDITED)
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period ................      $ 14.69        $13.86     $ 13.69     $11.41     $ 14.95
                                                      ---------------- ----------  ---------- ----------  ----------
Net investment income ...............................         0.50          1.00        0.97       0.96        1.10
Net realized and unrealized gain (loss) .............         0.14          0.70       (0.01)      2.22       (3.53)
                                                      ---------------- ----------  ---------- ----------  ----------
Total from investment operations ....................         0.64          1.70        0.96       3.18       (2.43)
                                                      ---------------- ----------  ---------- ----------  ----------
Less dividends from:
 Net investment income ..............................        (0.39)        (0.78)      (0.75)     (0.80)      (0.90)
 Common share equivalent of dividends paid to
  preferred shareholders ............................        (0.10)        (0.19)      (0.17)     (0.16)      (0.21)
                                                      ---------------- ----------  ---------- ----------  ----------
Total dividends .....................................        (0.49)        (0.97)      (0.92)     (0.96)      (1.11)
                                                      ---------------- ----------  ---------- ----------  ----------
Anti-dilutive effect of acquiring treasury shares  ..         0.03          0.10        0.13       0.06        0.01
                                                      ---------------- ----------  ---------- ----------  ----------
Offering costs charged against capital ..............         --            --          --         --         (0.01)
                                                      ---------------- ----------  ---------- ----------  ----------
Net asset value, end of period ......................      $ 14.87        $14.69     $ 13.86     $13.69     $ 11.41
                                                      ================ ==========  ========== ==========  ==========
Market value, end of period .........................      $13.375        $13.25     $11.625     $11.50     $10.375
                                                      ================ ==========  ========== ==========  ==========
TOTAL INVESTMENT RETURN+ ............................         3.82% (1)    21.21%       7.81%     19.11%     (25.81)%
RATIOS TO AVERAGE NET ASSETS OF COMMON SHAREHOLDERS:
Total expenses ......................................         0.69%(2)(3)   0.68%(3)    0.68%(3)   0.71%(3)    0.80 %
Net investment income before preferred stock
 dividends ..........................................         6.66%(2)      7.04%       7.06%      7.51%       8.23 %
Preferred stock dividends ...........................         1.30%(2)      1.31%       1.25%      1.38%       1.55 %
Net investment income available to common
 shareholders .......................................         5.36%(2)      5.73%       5.81%      6.13%       6.68 %
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands .............    $585,357      $589,728    $591,016   $612,839    $592,759
Asset coverage on preferred shares at end of period            377%          380%        381%       395%        304 %
Portfolio turnover rate .............................            1%(1)         2%          1%         1%          7 %

                    (RESTUBBED TABLE CONTINUED FROM ABOVE)

                                                        FOR THE PERIOD
                                                      FEBRUARY 26, 1993*
                                                            THROUGH
                                                      OCTOBER 31, 1993**
----------------------------------------------------

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period ................     $  14.06
                                                      ------------------
Net investment income ...............................         0.63
Net realized and unrealized gain (loss) .............         0.96
                                                      ------------------
Total from investment operations ....................         1.59
                                                      ------------------
Less dividends from:
 Net investment income ..............................        (0.45   )
 Common share equivalent of dividends paid to
  preferred shareholders ............................        (0.11   )
                                                      ------------------
Total dividends .....................................        (0.56   )
                                                      ------------------
Anti-dilutive effect of acquiring treasury shares  ..         --
                                                      ------------------
Offering costs charged against capital ..............        (0.14   )
                                                      ------------------
Net asset value, end of period ......................     $  14.95
                                                      ==================
Market value, end of period .........................     $  15.00
                                                      ==================
TOTAL INVESTMENT RETURN+ ............................         3.05   %(1)
RATIOS TO AVERAGE NET ASSETS OF COMMON SHAREHOLDERS:
Total expenses ......................................         0.63   %(2)
Net investment income before preferred stock
 dividends ..........................................         6.49   %(2)
Preferred stock dividends ...........................         1.14   %(2)
Net investment income available to common
 shareholders .......................................         5.35   %(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands .............     $783,879
Asset coverage on preferred shares at end of period            313   %
Portfolio turnover rate .............................            3   %(1)

------------
*       Commencement of operations.
** The per share amounts were computed using an average number of shares outstanding during the period.
+ Total investment return is based upon the current market value on the last day of each period reported. Dividends are assumed to be reinvested at the prices obtained under the Trust's dividend reinvestment plan. Total investment return does not reflect brokerage commissions.
(1)     Not annualized.
(2)     Annualized.
(3)     Does not reflect the effect of expense offset of 0.01%.

                      SEE NOTES TO FINANCIAL STATEMENTS

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










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


Trustees

Michael Bozic
Charles A. Fiumefreddo                             INTERCAPITAL
Edwin J. Garn                                      INSURED
John R. Haire                                      MUNICIPAL
Wayne E. Hedien                                    INCOME
Dr. Manuel H. Johnson                              TRUST
Michael E. Nugent
Philip J. Purcell
John L. Schroeder


Officers

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

James F. Willison
Vice President

Thomas F. Caloia
Treasurer


Transfer Agent

Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

Independent Accountants

Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

Investment Manager

Dean Witter InterCapital Inc.
Two World Trade Center
New York, New York 10048


The financial statements included herein have been taken from the records of the Trust without examination by the independent accountants and accordingly they do not express an opinion therein.





Semiannual Report
April 30, 1998